Earnings Per Share - Diluted Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Thousands	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of earnings per share [Abstract]
Profit for the year, attributable to equity holders of the Company	£ 20,713	£ 46,747	[1]
Weighted average number of shares outstanding (in shares)	58,101,072	56,962,777	[1]
Dilutive effect of all instruments on weighted average number of ordinary shares (in shares)	266,224	960,782
Weighted average number of shares outstanding (diluted) (in shares)	58,367,296	57,923,559	[1]
Earnings per share - diluted (in gbp per share)	£ 0.35	£ 0.81	[1]

[1]
(1)The presentation of the income statement has been changed to no longer separately disclose the net impairment gains/losses on financial assets on the face of the Condensed Consolidated Statements of Comprehensive Income, but include them within Selling, general and administrative expenses.